Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Curtiss-Wright Corp. .................. 77,351 $ 20,960,574
Hexcel Corp. ....................... 244,603 15,275,457
36,236,031
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a) (b)
................ 255,000 12,877,500
Automobile Components — 1.5%
Adient plc
(b)
........................ 518,336 12,808,083
Autoliv, Inc. ........................ 167,171 17,885,625
Gentex Corp. ...................... 480,261 16,189,598
Goodyear Tire & Rubber Co. (The)
(b)
....... 1,642,801 18,645,791
Lear Corp. ........................ 328,327 37,498,227
Visteon Corp.
(b)
..................... 87,586 9,345,426
112,372,750
Automobiles — 0.7%
Harley-Davidson, Inc. ................. 706,321 23,690,006
Thor Industries, Inc. .................. 307,713 28,755,780
52,445,786
Banks — 9.3%
Associated Banc-Corp. ................ 855,489 18,093,592
Bank OZK ........................ 292,205 11,980,405
Cadence Bank ..................... 1,057,427 29,904,036
Columbia Banking System, Inc. .......... 1,208,228 24,031,655
Commerce Bancshares, Inc. ............ 402,693 22,462,216
Cullen/Frost Bankers, Inc. .............. 215,053 21,855,836
East West Bancorp, Inc. ............... 369,350 27,047,500
First Financial Bankshares, Inc. .......... 445,106 13,143,980
First Horizon Corp. ................... 3,160,641 49,843,309
FNB Corp. ........................ 2,075,976 28,399,352
Glacier Bancorp, Inc. ................. 654,319 24,419,185
Hancock Whitney Corp. ............... 239,854 11,472,217
Home BancShares, Inc. ............... 1,078,172 25,833,001
International Bancshares Corp. .......... 175,881 10,062,152
New York Community Bancorp, Inc. ....... 4,499,191 14,487,395
Old National Bancorp ................. 1,826,619 31,399,581
Pinnacle Financial Partners, Inc. .......... 260,431 20,844,897
Prosperity Bancshares, Inc. ............. 554,856 33,923,896
SouthState Corp. .................... 440,610 33,671,416
Synovus Financial Corp. ............... 846,961 34,039,363
Texas Capital Bancshares, Inc.
(b)
......... 269,213 16,459,683
UMB Financial Corp. ................. 253,154 21,118,107
United Bankshares, Inc. ............... 778,287 25,247,630
Valley National Bancorp ............... 2,468,146 17,227,659
Webster Financial Corp. ............... 991,322 43,211,726
Wintrust Financial Corp. ............... 357,117 35,197,451
Zions Bancorp NA ................... 852,052 36,953,495
682,330,735
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 28,492 8,691,485
Biotechnology — 1.8%
(b)
BioMarin Pharmaceutical, Inc.
(a)
.......... 482,980 39,763,744
Cytokinetics, Inc.
(a)
................... 363,902 19,716,210
Roivant Sciences Ltd. ................. 747,512 7,901,202
Sarepta Therapeutics, Inc. .............. 109,099 17,237,642
United Therapeutics Corp. .............. 141,008 44,918,098
129,536,896
Security
Shares
Shares Value
Broadline Retail — 0.6%
Macy's, Inc. ....................... 1,587,810 $ 30,485,952
Nordstrom, Inc. ..................... 568,010 12,053,172
42,539,124
Building Products — 0.4%
Fortune Brands Innovations, Inc. ......... 434,165 28,194,675
Capital Markets — 3.5%
Affiliated Managers Group, Inc. .......... 184,336 28,798,813
Carlyle Group, Inc. (The) ............... 649,753 26,087,583
Evercore, Inc. , Class A ................ 63,389 13,212,169
Federated Hermes, Inc. , Class B ......... 463,161 15,228,734
Interactive Brokers Group, Inc. , Class A ..... 253,413 31,068,434
Janus Henderson Group plc ............ 740,764 24,971,154
Jefferies Financial Group, Inc. ........... 980,480 48,788,685
SEI Investments Co. .................. 288,111 18,637,901
Stifel Financial Corp. ................. 592,137 49,828,328
256,621,801
Chemicals — 2.1%
Arcadium Lithium plc
(a) (b)
............... 2,322,468 7,803,492
Ashland, Inc. ....................... 289,262 27,332,366
Avient Corp. ....................... 526,591 22,985,697
Cabot Corp. ....................... 105,228 9,669,401
Chemours Co. (The) .................. 859,209 19,392,347
Olin Corp. ......................... 406,584 19,170,436
RPM International, Inc. ................ 342,469 36,877,062
Scotts Miracle-Gro Co. (The) ............ 150,378 9,783,593
153,014,394
Commercial Services & Supplies — 0.4%
Stericycle, Inc.
(b)
.................... 535,423 31,124,139
Communications Equipment — 0.6%
(b)
Ciena Corp. ....................... 492,320 23,719,977
Lumentum Holdings, Inc. ............... 391,641 19,942,360
43,662,337
Construction & Engineering — 2.4%
AECOM .......................... 424,996 37,459,147
Fluor Corp.
(b)
....................... 989,515 43,093,378
MasTec, Inc.
(b)
...................... 351,305 37,586,122
MDU Resources Group, Inc. ............ 1,176,546 29,531,305
Valmont Industries, Inc. ................ 116,519 31,978,640
179,648,592
Construction Materials — 0.1%
Knife River Corp.
(b)
................... 95,537 6,700,965
Consumer Finance — 1.1%
Ally Financial, Inc. ................... 1,578,726 62,628,061
SLM Corp. ........................ 760,732 15,815,618
78,443,679
Consumer Staples Distribution & Retail — 3.1%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
....... 768,092 67,469,202
Performance Food Group Co. ........... 899,029 59,434,807
Sprouts Farmers Market, Inc. ............ 342,088 28,619,082
US Foods Holding Corp. ............... 1,306,646 69,226,105
224,749,196
Containers & Packaging — 2.6%
AptarGroup, Inc. .................... 156,776 22,075,629
Berry Global Group, Inc. ............... 661,366 38,921,389
Crown Holdings, Inc. ................. 365,836 27,214,540
Graphic Packaging Holding Co. .......... 1,775,923 46,546,942
Greif, Inc. , Class A, NVS ............... 149,879 8,613,546
Silgan Holdings, Inc. .................. 468,273 19,821,996

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sonoco Products Co. ................. 566,991 $ 28,757,783
191,951,825
Diversified Consumer Services — 0.6%
Graham Holdings Co. , Class B ........... 20,049 14,025,278
Service Corp. International ............. 411,728 29,286,213
43,311,491
Diversified REITs — 0.9%
WP Carey, Inc. ..................... 1,264,061 69,586,558
Diversified Telecommunication Services — 0.6%
Frontier Communications Parent, Inc.
(a) (b)
.... 1,293,120 33,853,882
Iridium Communications, Inc. ............ 350,355 9,326,450
43,180,332
Electric Utilities — 1.7%
ALLETE, Inc. ...................... 332,915 20,757,250
IDACORP, Inc. ..................... 178,448 16,622,431
OGE Energy Corp. ................... 1,159,330 41,388,081
PNM Resources, Inc. ................. 520,504 19,237,828
Portland General Electric Co. ............ 596,275 25,782,931
123,788,521
Electrical Equipment — 1.6%
Acuity Brands, Inc. ................... 86,234 20,820,337
EnerSys .......................... 132,936 13,761,535
Regal Rexnord Corp. ................. 384,368 51,974,241
Sensata Technologies Holding plc ......... 871,776 32,595,704
119,151,817
Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics, Inc.
(b)
............... 307,753 37,164,252
Avnet, Inc. ........................ 521,542 26,854,198
Belden, Inc. ....................... 235,517 22,091,495
Cognex Corp. ...................... 556,296 26,012,401
Coherent Corp.
(a) (b)
................... 766,440 55,536,242
Crane NXT Co. ..................... 280,208 17,210,375
IPG Photonics Corp.
(b)
................ 91,115 7,689,195
Littelfuse, Inc. ...................... 42,906 10,966,345
Novanta, Inc.
(a) (b)
.................... 86,995 14,189,754
TD SYNNEX Corp. ................... 449,022 51,817,139
Vishay Intertechnology, Inc. ............. 722,126 16,103,410
285,634,806
Energy Equipment & Services — 0.8%
ChampionX Corp. ................... 362,576 12,041,149
NOV, Inc. ......................... 2,286,427 43,464,977
55,506,126
Entertainment — 0.4%
TKO Group Holdings, Inc. , Class A ........ 193,746 20,922,630
Warner Music Group Corp. , Class A ....... 187,935 5,760,208
26,682,838
Financial Services — 1.7%
Equitable Holdings, Inc. ............... 298,094 12,180,121
Essent Group Ltd. ................... 615,564 34,588,541
Euronet Worldwide, Inc.
(b)
.............. 115,676 11,972,466
MGIC Investment Corp. ............... 957,169 20,626,992
Voya Financial, Inc. .................. 349,654 24,877,882
Western Union Co. (The) .............. 1,945,540 23,774,499
128,020,501
Food Products — 1.9%
Darling Ingredients, Inc.
(b)
.............. 924,026 33,957,956
Flowers Foods, Inc. .................. 1,111,981 24,685,978
Ingredion, Inc. ...................... 242,446 27,808,556
Security
Shares
Shares Value
Food Products (continued)
Lancaster Colony Corp. ............... 61,125 $ 11,550,791
Pilgrim's Pride Corp.
(b)
................ 232,442 8,946,693
Post Holdings, Inc.
(b)
.................. 290,181 30,225,253
137,175,227
Gas Utilities — 2.0%
National Fuel Gas Co. ................ 531,733 28,814,611
New Jersey Resources Corp. ............ 570,259 24,372,870
ONE Gas, Inc. ...................... 326,435 20,842,875
Southwest Gas Holdings, Inc. ........... 348,385 24,519,336
Spire, Inc. ......................... 333,239 20,237,605
UGI Corp. ......................... 1,209,636 27,700,664
146,487,961
Ground Transportation — 1.7%
Knight-Swift Transportation Holdings, Inc. ... 934,094 46,629,972
Landstar System, Inc. ................. 66,037 12,182,506
Ryder System, Inc. ................... 252,919 31,331,606
XPO, Inc.
(b)
........................ 356,487 37,841,095
127,985,179
Health Care Equipment & Supplies — 2.2%
Dentsply Sirona, Inc. ................. 1,198,148 29,845,867
Enovis Corp.
(a) (b)
..................... 289,345 13,078,394
Envista Holdings Corp.
(b)
............... 991,716 16,492,237
Globus Medical, Inc. , Class A
(b)
.......... 651,016 44,588,086
Haemonetics Corp.
(b)
................. 117,224 9,697,942
LivaNova plc
(b)
...................... 196,867 10,792,249
Masimo Corp.
(a) (b)
.................... 97,780 12,314,413
Neogen Corp.
(a) (b)
.................... 1,141,897 17,847,850
QuidelOrtho Corp.
(b)
.................. 285,984 9,500,388
164,157,426
Health Care Providers & Services — 2.4%
Amedisys, Inc.
(b)
.................... 109,222 10,026,580
Chemed Corp.
(a)
.................... 34,944 18,959,915
Encompass Health Corp. .............. 319,554 27,414,538
HealthEquity, Inc.
(a) (b)
................. 246,068 21,211,062
Option Care Health, Inc.
(b)
.............. 451,355 12,502,533
R1 RCM, Inc.
(b)
..................... 1,147,579 14,413,592
Tenet Healthcare Corp.
(b)
............... 564,271 75,064,971
179,593,191
Health Care REITs — 1.2%
Healthcare Realty Trust, Inc. , Class A ...... 2,188,920 36,073,401
Omega Healthcare Investors, Inc. ......... 841,279 28,813,806
Sabra Health Care REIT, Inc. ............ 1,335,859 20,572,229
85,459,436
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(a) (b)
.............. 352,472 9,858,642
Hotels, Restaurants & Leisure — 1.6%
Aramark .......................... 1,519,772 51,702,643
Choice Hotels International, Inc.
(a)
......... 70,325 8,368,675
Hilton Grand Vacations, Inc.
(a) (b)
.......... 150,084 6,067,896
Marriott Vacations Worldwide Corp. ........ 188,711 16,478,244
Travel + Leisure Co. .................. 123,371 5,549,228
Vail Resorts, Inc. .................... 74,491 13,418,064
Wendy's Co. (The) ................... 441,057 7,480,327
Wyndham Hotels & Resorts, Inc. ......... 158,092 11,698,808
120,763,885
Household Durables — 1.3%
Helen of Troy Ltd.
(a) (b)
................. 137,397 12,742,198
KB Home ......................... 212,159 14,889,319
Taylor Morrison Home Corp.
(b)
........... 610,318 33,836,030

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Whirlpool Corp. ..................... 316,083 $ 32,303,682
93,771,229
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc. ............... 310,314 22,249,514
Industrial REITs — 1.2%
EastGroup Properties, Inc. ............. 105,441 17,935,514
First Industrial Realty Trust, Inc. .......... 398,648 18,939,766
Rexford Industrial Realty, Inc. ........... 765,193 34,119,956
STAG Industrial, Inc. ................. 525,350 18,944,121
89,939,357
Insurance — 6.6%
American Financial Group, Inc. .......... 378,071 46,510,294
Brighthouse Financial, Inc.
(b)
............ 358,414 15,533,663
CNO Financial Group, Inc. .............. 624,722 17,317,294
Erie Indemnity Co. , Class A, NVS ......... 60,449 21,906,718
Fidelity National Financial, Inc. , Class A ..... 1,502,526 74,254,835
First American Financial Corp. ........... 599,899 32,364,551
Hanover Insurance Group, Inc. (The) ...... 208,004 26,092,022
Kemper Corp. ...................... 349,189 20,717,383
Old Republic International Corp. .......... 1,461,193 45,150,864
Reinsurance Group of America, Inc. ....... 380,054 78,013,684
RenaissanceRe Holdings Ltd. ........... 137,314 30,691,052
RLI Corp. ......................... 81,241 11,429,796
Selective Insurance Group, Inc. .......... 157,861 14,812,098
Unum Group ....................... 1,001,482 51,185,745
485,979,999
Interactive Media & Services — 0.4%
(b)
Ziff Davis, Inc.
(a)
..................... 266,182 14,653,319
ZoomInfo Technologies, Inc. ............ 1,098,713 14,030,565
28,683,884
IT Services — 0.8%
(b)
ASGN, Inc. ........................ 264,867 23,353,324
Kyndryl Holdings, Inc. ................. 1,330,714 35,011,085
58,364,409
Leisure Products — 0.8%
Brunswick Corp. .................... 152,062 11,065,552
Mattel, Inc.
(b)
....................... 1,116,242 18,150,095
Polaris, Inc. ........................ 306,549 24,005,852
YETI Holdings, Inc.
(b)
................. 177,072 6,755,297
59,976,796
Life Sciences Tools & Services — 1.6%
Azenta, Inc.
(a) (b)
..................... 112,013 5,894,124
Bruker Corp. ....................... 224,760 14,341,935
Illumina, Inc.
(b)
...................... 919,249 95,951,211
116,187,270
Machinery — 2.6%
AGCO Corp. ....................... 358,119 35,052,688
Donaldson Co., Inc. .................. 299,687 21,445,602
Flowserve Corp. .................... 417,843 20,098,248
Middleby Corp. (The)
(b)
................ 155,138 19,021,470
Oshkosh Corp. ..................... 378,087 40,909,013
Terex Corp. ........................ 171,939 9,429,135
Timken Co. (The) .................... 228,025 18,271,643
Toro Co. (The) ...................... 314,068 29,368,499
193,596,298
Marine Transportation — 0.3%
Kirby Corp.
(b)
....................... 195,124 23,362,197
Security
Shares
Shares Value
Media — 0.6%
Nexstar Media Group, Inc. .............. 180,444 $ 29,955,509
TEGNA, Inc. ....................... 978,715 13,643,287
43,598,796
Metals & Mining — 2.7%
Alcoa Corp. ........................ 1,037,977 41,290,725
Cleveland-Cliffs, Inc.
(a) (b)
............... 2,748,759 42,303,401
Commercial Metals Co. ................ 669,046 36,790,839
MP Materials Corp. , Class A
(a) (b)
.......... 463,630 5,902,010
Royal Gold, Inc. ..................... 182,070 22,787,881
United States Steel Corp. .............. 1,293,077 48,878,311
197,953,167
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc. ......... 2,891,471 55,111,437
Starwood Property Trust, Inc. ............ 1,735,522 32,870,787
87,982,224
Multi-Utilities — 0.5%
Black Hills Corp. .................... 397,944 21,640,195
Northwestern Energy Group, Inc. ......... 353,655 17,711,042
39,351,237
Office REITs — 1.0%
COPT Defense Properties .............. 395,672 9,903,670
Cousins Properties, Inc. ............... 880,713 20,388,506
Kilroy Realty Corp. ................... 616,323 19,210,788
Vornado Realty Trust ................. 923,322 24,274,135
73,777,099
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp. ............... 828,112 12,206,371
Antero Resources Corp.
(b)
.............. 1,688,116 55,083,225
Chesapeake Energy Corp. ............. 643,657 52,902,169
DT Midstream, Inc. ................... 207,338 14,727,218
Equitrans Midstream Corp. ............. 1,476,455 19,164,386
HF Sinclair Corp. .................... 866,275 46,207,109
Murphy Oil Corp. .................... 476,764 19,661,747
PBF Energy, Inc. , Class A .............. 608,921 28,022,544
Texas Pacific Land Corp. ............... 35,463 26,039,417
274,014,186
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 128,834 10,606,903
Personal Care Products — 0.3%
BellRing Brands, Inc.
(b)
................ 353,759 20,213,789
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc
(b)
............. 210,990 22,518,963
Perrigo Co. plc ..................... 786,644 20,201,018
42,719,981
Professional Services — 2.7%
CACI International, Inc. , Class A
(b)
........ 81,225 34,937,309
Concentrix Corp. .................... 270,375 17,109,330
ExlService Holdings, Inc.
(b)
............. 403,065 12,640,118
Exponent, Inc. ...................... 143,272 13,628,033
Genpact Ltd. ....................... 957,792 30,831,324
Insperity, Inc. ....................... 103,303 9,422,267
KBR, Inc. ......................... 418,418 26,837,331
ManpowerGroup, Inc. ................. 275,271 19,213,916
Maximus, Inc. ...................... 94,724 8,117,847
Science Applications International Corp. .... 192,308 22,605,805
195,343,280
Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc.
(b)
.............. 274,813 56,413,613

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 1.0%
American Homes 4 Rent , Class A ......... 743,797 $ 27,639,496
Equity LifeStyle Properties, Inc. .......... 387,428 25,233,186
Independence Realty Trust, Inc. .......... 1,296,466 24,295,773
77,168,455
Retail REITs — 1.6%
Agree Realty Corp. .................. 580,530 35,958,028
Brixmor Property Group, Inc. ............ 976,883 22,556,228
Kite Realty Group Trust ................ 1,267,236 28,360,742
NNN REIT, Inc. ..................... 666,555 28,395,243
115,270,241
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.
(a) (b)
........... 270,325 7,633,978
Amkor Technology, Inc. ................ 598,607 23,956,252
Cirrus Logic, Inc.
(a) (b)
.................. 133,832 17,084,993
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 117,008 13,042,882
MKS Instruments, Inc. ................ 185,892 24,273,777
Power Integrations, Inc. ............... 163,782 11,495,859
Synaptics, Inc.
(b)
.................... 134,475 11,860,695
Wolfspeed, Inc.
(a) (b)
................... 384,915 8,760,665
118,109,101
Software — 0.6%
Aspen Technology, Inc.
(a) (b)
.............. 80,397 15,969,256
Blackbaud, Inc.
(b)
.................... 88,633 6,751,176
CommVault Systems, Inc.
(b)
............. 100,181 12,179,004
Dolby Laboratories, Inc. , Class A ......... 148,262 11,746,798
46,646,234
Specialized REITs — 1.9%
CubeSmart ........................ 584,197 26,388,179
EPR Properties ..................... 165,937 6,966,035
Gaming & Leisure Properties, Inc. ........ 894,682 40,448,573
Lamar Advertising Co. , Class A .......... 212,847 25,441,602
National Storage Affiliates Trust .......... 205,119 8,455,005
PotlatchDeltic Corp. .................. 460,644 18,144,767
Rayonier, Inc. ...................... 490,028 14,254,915
140,099,076
Specialty Retail — 3.1%
AutoNation, Inc.
(a) (b)
.................. 142,206 22,664,792
Burlington Stores, Inc.
(b)
............... 147,719 35,452,560
Dick's Sporting Goods, Inc. ............. 158,240 33,997,864
GameStop Corp. , Class A
(a) (b)
............ 1,554,845 38,389,123
Gap, Inc. (The) ..................... 1,250,121 29,865,391
Lithia Motors, Inc. , Class A ............. 158,443 39,998,935
Penske Automotive Group, Inc. .......... 111,921 16,678,467
RH
(a) (b)
........................... 48,901 11,953,361
229,000,493
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.
(b)
................. 349,782 11,570,789
Carter's, Inc. ....................... 210,618 13,051,998
Columbia Sportswear Co. .............. 101,126 7,997,044
PVH Corp. ........................ 327,322 34,653,580
Under Armour, Inc. , Class A
(a) (b)
.......... 1,089,494 7,266,925
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 1,100,891 7,188,818
81,729,154
Trading Companies & Distributors — 1.2%
Core & Main, Inc. , Class A
(b)
............. 424,346 20,767,493
GATX Corp. ....................... 129,422 17,130,296
MSC Industrial Direct Co., Inc. , Class A ..... 121,055 9,600,872
WESCO International, Inc. .............. 252,693 40,056,895
87,555,556
Security
Shares
Shares Value
Water Utilities — 0.4%
Essential Utilities, Inc. ................. 755,100 $ 28,187,883
Total Long-Term Investments — 98 .9%
(Cost: $ 6,957,774,039 ) ............................ 7,275,337,268
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 185,988,634 186,063,029
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 33,156,026 33,156,026
Total Short-Term Securities — 3 .0%
(Cost: $ 219,089,563 ) .............................. 219,219,055
Total Investments — 101 .9%
(Cost: $ 7,176,863,602 ) ............................ 7,494,556,323
Liabilities in Excess of Other Assets — (1.9) % ............. (140,378,989)
Net Assets — 100.0% ...............................
$ 7,354,177,334
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 253,554,253 $ — $ (67,462,857)
(a)
$ (10,520) $ (17,847) $ 186,063,029 185,988,634 $ 228,929
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 52,737,987 — (19,581,961)
(a)
— — 33,156,026 33,156,026 526,537 —
$ (10,520) $ (17,847) $ 219,219,055 $ 755,466 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 184 09/20/24 $ 54,429 $ 65,684
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 79,500 $ 1,589
(c)
$ 81,148 0 .0%
Monthly HSBC Bank plc
(d)
02/09/28 21,105,937 50,938
(e)
21,220,192 0 .3
Monthly
JPMorgan Chase
Bank NA
(f)
07/09/24 2,404,167 (1,692)
(g)
2,397,072 0 .0
$ 50,835 $ 23,698,412
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(59) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(63,317) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $5,403 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 1,986 $ 81,148 100 .0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 81,148
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 9, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 519,339 21,220,192 100 .0
Net Value of Reference Entity — HSBC Bank plc $ 21,220,192
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date July 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Cadence Bank ........... 2,621 74,122 3 .1
Financial Services
Equitable Holdings, Inc. ..... 12,332 503,885 21 .0
Western Union Co. (The) .... 12,872 157,296 6 .6
661,181
Insurance
Fidelity National Financial, Inc. 1,564 77,293 3 .2
Unum Group ............ 30,416 1,554,562 64 .9
1,631,855
Residential REITs
American Homes 4 Rent LP ,
Class A .............. 805 29,914 1 .2
Total Reference Entity — Long ............ 2,397,072
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 2,397,072

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,275,337,268 $ — $ — $ 7,275,337,268
Short-Term Securities
Money Market Funds ...................................... 219,219,055 — — 219,219,055
$ 7,494,556,323 $ — $ — $ 7,494,556,323
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 65,684 $ 52,527 $ — $ 118,211
Liabilities
Equity contracts ........................................... — (1,692) — (1,692)
$ 65,684 $ 50,835 $ — $ 116,519
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust